SHARE-BASED COMPENSATION - Summary of Restricted Stock Transactions (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)		$ 1.17	$ 8.53
Restricted Stock
Shares
Unvested, beginning balance (in shares)	34,961
Granted (in shares)	1,857
Vested (in shares)	(5,658)
Forfeited (in shares)	(356)
Unvested, ending balance (in shares)	30,804	34,961
Weighted-Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share)	$ 5.78
Granted (in dollars per share)	2.90
Vested (in dollars per share)	1.31
Forfeited (in dollars per share)	5.59
Unvested, ending balance (in dollars per share)	$ 6.43	$ 5.78